Leases (Details) - Schedule of right of use assets - Right-of-use assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases (Details) - Schedule of right of use assets [Line Items]
Balance at the beginning of the year, Cost	$ 39
Additions during the year, Cost	174
Deletions during the year, Cost	(16)
Balance at the end of the year, Cost	197	$ 39
Balance at the beginning of the year, Accumulated Depreciation
Additions during the year, Accumulated Depreciation	45
Deletions during the year, Accumulated Depreciation	(1)
Depreciated balance	153
Balance at the end of the year, Accumulated Depreciation	44
Property [Member]
Leases (Details) - Schedule of right of use assets [Line Items]
Balance at the beginning of the year, Cost
Additions during the year, Cost	121
Deletions during the year, Cost
Balance at the end of the year, Cost	121
Balance at the beginning of the year, Accumulated Depreciation
Additions during the year, Accumulated Depreciation	22
Deletions during the year, Accumulated Depreciation
Depreciated balance	99
Balance at the end of the year, Accumulated Depreciation	22
Motor vehicles [member]
Leases (Details) - Schedule of right of use assets [Line Items]
Balance at the beginning of the year, Cost	39
Additions during the year, Cost	53
Deletions during the year, Cost	(16)
Balance at the end of the year, Cost	76	39
Balance at the beginning of the year, Accumulated Depreciation
Additions during the year, Accumulated Depreciation	23
Deletions during the year, Accumulated Depreciation	(1)
Depreciated balance	54
Balance at the end of the year, Accumulated Depreciation	$ 22